SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues, Total	$ 25,020	$ 18,480	$ 20,209
Product Line A [Member]
Revenues, Total	20,990	14,210	15,707
Product Line B [Member]
Revenues, Total	$ 4,030	$ 4,270	$ 4,502